ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
ACQUISITION

13. ACQUISITION

On April 28, 2011, we closed on the purchase of CBIC through an acquisition of its holding company, Data and Staff Service Co., for $135.9 million in cash. Prior to the acquisition, CBIC was a privately held, Seattle-based insurance company specializing in surety bonds and related niche property and casualty insurance products. The company serves over 30,000 contractors and over 4,000 insurance agents and brokers nationwide. CBIC is a leading writer of contractor license bonds in the Northwest.

During the second quarter, we began our integration of CBIC operations and personnel into the normal operations of our company and our fair value analysis on CBIC’s opening balance sheet. The consolidated financial statements include CBIC’s results of operations from April 28, 2011 and its assets and liabilities as of December 31, 2011.

Goodwill of $20.4 million, representing the difference between the purchase consideration and the fair value of assets acquired less liabilities assumed, was recorded. In addition, $14.5 million of separately identifiable intangible assets resulting from the valuations of trade name, insurance licenses, acquired software and agency-related relationships have been recognized ($13.9 million net of related amortization). The valuation of insurance policies in force, including the value of business acquired (VOBA), was $10.8 million at acquisition. VOBA is included within deferred policy acquisition costs on our consolidated balance sheet. This asset is amortized as the corresponding unearned premium (UEP) acquired ($29.5 million) is earned as revenue. As of December 31, 2011, nearly 70 percent of the UEP acquired had been earned as revenue. As a result, a similar percentage of VOBA was amortized to expense. At December 31, 2011, $9.0 million of the UEP acquired remained, as does $3.2 million of VOBA. In accordance with GAAP, fair value accounting effects may be adjusted up to one year from the acquisition date upon finalization of the valuation process. However, we concluded our analysis in the fourth quarter of 2011.

During 2011, CBIC contributed $36.0 million of gross premiums written. Premium of $20.3 million impacted the casualty segment with the remaining $15.7 million going to the surety segment. CBIC contributed an underwriting loss of $0.1 million and net investment income of $2.2 million since acquisition.

Including the aforementioned intangibles and VOBA, various line items on the balance sheet were also impacted by the acquisition of CBIC. The acquisition added $261.1 million to total consolidated assets and $123.0 million to total consolidated liabilities at December 31, 2011.